Financial Liabilities Held for Trading at Fair Value Through Pofit or Loss (Details) - Schedule of Debt Portfolio of Derivative Instruments - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	$ 42,264,415	$ 42,728,319
Demand [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Up to 1 month [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	4,561,630	6,036,759
Over 1 month and up to 3 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	4,629,266	4,646,580
Over 3 months and up to 12 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	10,004,371	10,152,075
Over 1 year and up to 3 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	10,369,830	9,034,653
Over 3 years and up to 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	5,531,686	5,615,734
Over 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	7,167,632	7,242,518
Fair Value Liabilities [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	2,196,116	3,101,469
Currency forward [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	9,001,073	10,115,938
Currency forward [Member] | Demand [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Currency forward [Member] | Up to 1 month [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	3,939,379	3,785,602
Currency forward [Member] | Over 1 month and up to 3 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	2,316,619	2,178,784
Currency forward [Member] | Over 3 months and up to 12 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	2,458,194	3,562,216
Currency forward [Member] | Over 1 year and up to 3 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	283,291	589,336
Currency forward [Member] | Over 3 years and up to 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	3,590
Currency forward [Member] | Over 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Currency forward [Member] | Fair Value Liabilities [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	221,626	535,630
Interest rate swap [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	23,439,806	22,266,317
Interest rate swap [Member] | Demand [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Interest rate swap [Member] | Up to 1 month [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	512,235	1,905,526
Interest rate swap [Member] | Over 1 month and up to 3 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	1,843,294	1,837,023
Interest rate swap [Member] | Over 3 months and up to 12 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	6,210,930	5,208,401
Interest rate swap [Member] | Over 1 year and up to 3 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	6,735,372	5,173,535
Interest rate swap [Member] | Over 3 years and up to 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	3,815,430	3,743,709
Interest rate swap [Member] | Over 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	4,322,545	4,398,123
Interest rate swap [Member] | Fair Value Liabilities [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	817,501	1,248,414
Interest rate swap and cross currency swap [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	9,596,679	10,208,129
Interest rate swap and cross currency swap [Member] | Demand [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Interest rate swap and cross currency swap [Member] | Up to 1 month [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	101,948	307,672
Interest rate swap and cross currency swap [Member] | Over 1 month and up to 3 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	404,210	584,427
Interest rate swap and cross currency swap [Member] | Over 3 months and up to 12 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	1,201,167	1,327,828
Interest rate swap and cross currency swap [Member] | Over 1 year and up to 3 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	3,331,601	3,271,782
Interest rate swap and cross currency swap [Member] | Over 3 years and up to 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	1,712,666	1,872,025
Interest rate swap and cross currency swap [Member] | Over 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	2,845,087	2,844,395
Interest rate swap and cross currency swap [Member] | Fair Value Liabilities [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	1,152,057	1,311,871
Call currency options [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	27,797	62,133
Call currency options [Member] | Demand [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Call currency options [Member] | Up to 1 month [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	3,887	17,387
Call currency options [Member] | Over 1 month and up to 3 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	13,859	18,726
Call currency options [Member] | Over 3 months and up to 12 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	10,051	26,020
Call currency options [Member] | Over 1 year and up to 3 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Call currency options [Member] | Over 3 years and up to 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Call currency options [Member] | Over 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Call currency options [Member] | Fair Value Liabilities [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	1,061	1,665
Put currency options [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	199,060	75,802
Put currency options [Member] | Demand [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Put currency options [Member] | Up to 1 month [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	4,181	20,572
Put currency options [Member] | Over 1 month and up to 3 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	51,284	27,620
Put currency options [Member] | Over 3 months and up to 12 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	124,029	27,610
Put currency options [Member] | Over 1 year and up to 3 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	19,566
Put currency options [Member] | Over 3 years and up to 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Put currency options [Member] | Over 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Put currency options [Member] | Fair Value Liabilities [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	$ 3,871	$ 3,889